PARTY-IN-INTEREST TRANSACTIONS (Details) - Pioneer Bank, National Association 401(k) Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
PARTY-IN-INTEREST TRANSACTIONS
Investments, at fair value	$ 29,963,779	$ 26,450,249
Employer common stock | Pioneer Bancorp, Inc.
PARTY-IN-INTEREST TRANSACTIONS
Number of shares owned	197,965	216,294
Investments, at fair value	$ 2,668,568	$ 2,491,707
Price per share owned	$ 13.48	$ 11.52